SHARE-BASED COMPENSATION - Plans and Grants (Details)	1 Months Ended						12 Months Ended
	May 31, 2016 $ / shares shares	May 31, 2016 ¥ / shares shares	Jan. 31, 2015 installment $ / shares shares	Jan. 31, 2015 installment ¥ / shares shares	Jul. 31, 2014 $ / shares shares	Jul. 31, 2014 ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2014 ¥ / shares shares	Aug. 31, 2016 shares
SHARE-BASED COMPENSATION
Share options granted (in shares)							11,551,507	519,271	17,642,130
Exercise price (in USD or CNY per share) | ¥ / shares							¥ 5.2	¥ 4.8	¥ 4.8
External consultants
SHARE-BASED COMPENSATION
Unvested options (in shares)							600,000	1,066,667
Share options | External consultants
SHARE-BASED COMPENSATION
Exercise price (in USD or CNY per share) | (per share)					$ 0.7792	¥ 4.8
Contractual term					5 years	5 years
Share options | External Consultants granted 4,158,315 options
SHARE-BASED COMPENSATION
Share options granted (in shares)					4,158,315	4,158,315
Share options | A Consultant granted 1,275,000 options
SHARE-BASED COMPENSATION
Share options granted (in shares)					1,275,000	1,275,000
Share options | External Consultants granted 400,000 options
SHARE-BASED COMPENSATION
Share options granted (in shares)					400,000	400,000
Unvested options (in shares)							266,666	400,000
Share options | A Consultant granted 1,000,000 options
SHARE-BASED COMPENSATION
Share options granted (in shares)			1,000,000	1,000,000
Exercise price (in USD or CNY per share) | (per share)			$ 0.7792	¥ 4.8
Contractual term			5 years	5 years
Unvested options (in shares)							333,334	666,667
Installment period in each installment			6 months	6 months
Number of installments | installment			6	6
Share options | Tranche one | A Consultant granted 1,275,000 options
SHARE-BASED COMPENSATION
Vesting period					0 days	0 days
Vesting percentage					75.00%	75.00%
Shares vested (in shares)					956,250	956,250
Share options | Tranche one | External Consultants granted 400,000 options
SHARE-BASED COMPENSATION
Vesting percentage					33.33%	33.33%
Share options | Tranche two | A Consultant granted 1,275,000 options
SHARE-BASED COMPENSATION
Share options granted (in shares)					318,750	318,750
Vesting period					11 months	11 months
Share options | Tranche two | External Consultants granted 400,000 options
SHARE-BASED COMPENSATION
Vesting percentage					33.33%	33.33%
Share options | Tranche three | External Consultants granted 400,000 options
SHARE-BASED COMPENSATION
Vesting percentage					33.33%	33.33%
Employees, officers and directors | Share options
SHARE-BASED COMPENSATION
Share options granted (in shares)	11,084,840	11,084,840			12,394,753	12,394,753
Exercise price (in USD or CNY per share) | (per share)	$ 0.7792	¥ 5.0328			$ 0.7792	¥ 4.7943
Contractual term	5 years	5 years
Employees, officers and directors | Share options | Vesting Schedule One | Tranche one
SHARE-BASED COMPENSATION
Vesting period					0 days	0 days
Vesting percentage					63.00%	63.00%
Employees, officers and directors | Share options | Vesting Schedule One | Tranche two
SHARE-BASED COMPENSATION
Vesting period					48 months	48 months
Shares that vest each month (as a percent)					2.00%	2.00%
Employees, officers and directors | Share options | Vesting Schedule Two | Tranche one
SHARE-BASED COMPENSATION
Vesting period					0 days	0 days
Vesting percentage					71.00%	71.00%
Employees, officers and directors | Share options | Vesting Schedule Two | Tranche two
SHARE-BASED COMPENSATION
Vesting period					48 months	48 months
Shares that vest each month (as a percent)					2.00%	2.00%
Employees, officers and directors | Share options | Vesting Schedule Three | Tranche one
SHARE-BASED COMPENSATION
Vesting period					0 days	0 days
Vesting percentage					75.00%	75.00%
Employees, officers and directors | Share options | Vesting Schedule Three | Tranche two
SHARE-BASED COMPENSATION
Vesting period					48 months	48 months
Shares that vest each month (as a percent)					2.00%	2.00%
Employees, officers and directors | Share options | Vesting Schedule Four | Tranche one
SHARE-BASED COMPENSATION
Vesting period					0 days	0 days
Vesting percentage					95.00%	95.00%
Employees, officers and directors | Share options | Vesting Schedule Four | Tranche two
SHARE-BASED COMPENSATION
Vesting period					40 months	40 months
Shares that vest each month (as a percent)					2.50%	2.50%
Employees, officers and directors | Share options | Maximum
SHARE-BASED COMPENSATION
Contractual term					6 years	6 years
Employees, officers and directors | Share options | Minimum
SHARE-BASED COMPENSATION
Contractual term					5 years	5 years
The 2014 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued					29,240,000	29,240,000
The 2016 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued										56,707,560